UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2011
Check here if Amendment [X]; Amendment Number:  2
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      New Vernon Investment Management LLC

Address:   799 Central Avenue
           Suite 350
           Highland Park, IL 60035


Form 13F File Number: 28-14174


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Steven Shapiro
Title:  Managing Member
Phone:  847-926-5712

Signature,  Place,  and  Date  of  Signing:

/s/ Steven Shapiro                 Highland Park, IL                  3/12/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:              25

Form 13F Information Table Value Total:  $       62,213
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

01    28-14173              New Vernon Capital Holdings II LLC
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                       VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
ALLEGHENY TECHNOLOGIES INC   COM            01741R102    2,774   75,000     CALL DEFINED    01        75,000      0    0
ARCELORMITTAL SA LUXEMBOURG  NY REGISTRY SH 03938L104    3,182  200,000     CALL DEFINED    01       200,000      0    0
BP PLC                       SPONSORED ADR  055622104    6,853  190,000     CALL DEFINED    01       190,000      0    0
BUCKEYE TECHNOLOGIES INC     COM            118255108    2,411  100,000     CALL DEFINED    01       100,000      0    0
CHIPOTLE MEXICAN GRILL INC   COM            169656105    6,059   20,000     PUT  DEFINED    01        20,000      0    0
CVR PARTNERS LP              COM            126633106    2,353  100,000     CALL DEFINED    01       100,000      0    0
DISNEY WALT CO               COM DISNEY     254687106    4,524  150,000     CALL DEFINED    01       150,000      0    0
EMULEX CORP                  COM NEW        292475209    1,280  200,000     CALL DEFINED    01       200,000      0    0
FLOTEK INDS INC DEL          COM            343389102    1,868  400,000     CALL DEFINED    01       400,000      0    0
FRONTLINE LTD                SHS            G3682E127    1,940  400,000     CALL DEFINED    01       400,000      0    0
GREEN MTN COFFEE ROASTERS IN COM            393122106    2,324   25,000     PUT  DEFINED    01        25,000      0    0
HARTFORD FINL SVCS GROUP INC COM            416515104      807   50,000     CALL DEFINED    01        50,000      0    0
LINKEDIN CORP                COM CL A       53578A108    2,342   30,000     PUT  DEFINED    01        30,000      0    0
LULULEMON ATHLETICA INC      COM            550021109    2,435   50,000     PUT  DEFINED    01        50,000      0    0
MECHEL OAO                   SPONSORED ADR  583840103    1,019  100,000     CALL DEFINED    01       100,000      0    0
NEWCASTLE INVT CORP          COM            65105M108      814  200,000     CALL DEFINED    01       200,000      0    0
OWENS ILL INC                COM NEW        690768403    2,268  150,000     CALL DEFINED    01       150,000      0    0
PRINCIPAL FINL GROUP INC     COM            74251V102    1,134   50,000     CALL DEFINED    01        50,000      0    0
STEEL DYNAMICS INC           COM            858119100    2,976  300,000     CALL DEFINED    01       300,000      0    0
TATA MTRS LTD                SPONSORED ADR  876568502    1,538  100,000     CALL DEFINED    01       100,000      0    0
TIFFANY & CO NEW             COM            886547108    3,041   50,000     PUT  DEFINED    01        50,000      0    0
VELTI PLC ST HELIER          SHS            G93285107      475   71,800     CALL DEFINED    01        71,800      0    0
VISHAY INTERTECHNOLOGY INC   COM            928298108    4,180  500,000     CALL DEFINED    01       500,000      0    0
WALTER ENERGY INC            COM            93317Q105    2,250   37,500     CALL DEFINED    01        37,500      0    0
YAMANA GOLD INC              COM            98462Y100    1,366  100,000     CALL DEFINED    01       100,000      0    0


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